Equity - The details of changes in the average number of common shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in number of shares outstanding [abstract]
Number of shares outstanding at beginning of period	508,778,517	516,593,202
Increase of shares outstanding	17,482,000	0
Decrease of shares outstanding	(13,507,398)	(7,814,685)
Number of shares outstanding at end of period	512,753,119	508,778,517